Subsequent Events (Details) - Part-4 - USD ($)					3 Months Ended	12 Months Ended
	Aug. 22, 2024	May 24, 2024	May 20, 2024	May 09, 2024	Mar. 31, 2024	Dec. 31, 2023	May 02, 2024	Apr. 10, 2024	Mar. 07, 2024	Feb. 29, 2024	Feb. 15, 2024	Feb. 07, 2024	Aug. 31, 2021
Subsequent Events [Line Items]
Consideration description						(i) $0.0467 in cash consideration per share for an aggregate cash payment of $5,668,222 (the “Cash Consideration”) and (ii) 0.002745004 of a share of common stock of Aditxt or an aggregate of 332,876 shares (the “Consideration Shares” and together with the Cash Consideration, the “Transaction Consideration”). In connection with the transaction, each outstanding option and warrant of Appili will be cashed-out based on the implied in-the-money value of the Transaction Consideration, which is expected to result in an additional aggregate cash payment of approximately $341,000 (based on the number of issued and outstanding options and warrants and exchange rates as of the date of the Arrangement Agreement)
Promissory note merger agreement description						Article VI of the Merger Agreement is amended to: ●reinstate the Merger Agreement, as amended by the Fourth Amendment, as if never terminated; ●reflect the Company’s payment to Evofem, in the amount of $1,000,000 (the “Initial Payment”), via wire initiated by May 2, 2024; ●delete Section 6.3, which effectively eliminates the “no shop” provision, and the several defined terms used therein; ●add a new defined term “Company Change of Recommendation;” and ●revise section 6.10 of the Merger Agreement such that, after the Initial Payment, and upon the closing of each subsequent capital raise by the Company (each a “Parent Subsequent Capital Raise”), the Company shall purchase that number of shares of Evofem’s Series F-1 Preferred Stock, par value $0.0001 per share (the “Series F-1 Preferred Stock”), equal to forty percent (40%) of the gross proceeds of such Parent Subsequent Capital Raise divided by 1,000, up to a maximum aggregate amount of $2,500,000 or 2,500 shares of Series F-1 Preferred Stock. A maximum of$1,500,000 shall be raised prior to June 17, 2024 and $1,000,000 prior to July 1, 2024 (the “Parent Capital Raise”).
Merger agreement decription						Article VIII of the Merger Agreement is amended to: ●extend the date after which either party may terminate from May 8, 2024 to July 15, 2024; ●revise Section 8.1(d) in its entirety to allow Company to terminate at any time after there has been a Company Change of Recommendation, provided that Aditxt must receive ten day written notice and have the opportunity to negotiate a competing offer in good faith; and ●amend and restate Section 8.1(f) in its entirety, granting the Company the right to terminate the agreement if (a) the full $1,000,000 Initial Payment required by the Fourth Amendment has not been paid in full by May 3, 2024 (b) $1,500,000 of the Parent Capital Raise Amount has not been paid to the Company by June 17, 2024, (c) $1,000,000 of the Parent Capital Raise Amount has not been paid to the Company by July 1, 2024, or (d) Aditxt does not pay any portion of the Parent Equity Investment within five calendar days after each closing of a Parent Subsequent Capital Raise.
Common stock shares (in Shares)						332,876							2,292
Private investment in public equity description						On May 2, 2024, Aditxt entered into a Securities Purchase Agreement (the “May 2024 PIPE Purchase Agreement”) with certain accredited investors, pursuant to which the Company agreed to issue and sell to such investors in a private placement (the “May 2024 Private Placement”) (i) an aggregate of 4,186 shares of the Company’s Series C-1 Convertible Preferred Stock (the “Series C-1 Preferred Stock”), (ii) an aggregate of 4,186 shares of the Company’s Series D-1 Preferred Stock (the “Series D-1 Preferred Stock”), and (iii) warrants (the “May 2024 PIPE Warrants”) to purchase up to an aggregate of 1,613,092 shares of the Company’s common stock.The May 2024 PIPE Warrants are exercisable commencing six months following the initial issuance date at an initial exercise price of $2.47 per share and expire five years from the date of issuance.
Aggregate principal amount					$ 2,500,000
Redemption premium percentage					25.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Loaned amount				$ 35,256
Original principal amount			$ 93,918.75
Aggregate principal amount			75,135
Original issue discount			$ 18,783.75
Percentage of equity line proceeds		100.00%	30.00%
Redemption price per share (in Dollars per share)			$ 1
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount											$ 205,000
Accrued interest											8.50%	8.50%
Subsequent Event [Member] | May Senior Notes [Member]
Subsequent Events [Line Items]
Interest rate		14%	8.5%
First may senior note event interest rate			18.00%
Redemption premium percentage		125.00%	5.00%
First May Senior Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of equity line proceeds			80.00%
Redemption price per share (in Dollars per share)			$ 1.2
First May Senior Note [Member] | Subsequent Event [Member] | May Senior Notes [Member]
Subsequent Events [Line Items]
Redemption premium percentage			20.00%
Second May Senior Notes [Member]
Subsequent Events [Line Items]
Aggregate shares of common stock (in Shares)		328,468
Second May Senior Notes [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 986,379.68
Forecast [Member]
Subsequent Events [Line Items]
Loaned amount								$ 230,000	$ 300,000
Available loan balance				35,256
Additional loan borrow				20,000
Loan balance				$ 55,256.03
Common stock purchase price							$ 150,000,000
Aggregate principal amount	$ 93,918.75
Cash proceeds	$ 775,000
Forecast [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Accrued interest								8.50%	8.50%	8.50%